Biological Assets (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2024 BRL (R$)
Biological Assets [Line Items]
Increase or decrease price of sugarcane and grains/cotton	1.00%
Expected Yield [Member]
Biological Assets [Line Items]
Increase or decrease in the biological asset value	R$ 2,684
Biological Assets [Member]
Biological Assets [Line Items]
Increase or decrease in the biological asset value	R$ 3,518